Fair Value (Fair Value Measurements- Nonrecurring Quantitative Information) (Details) - Fair Value, Measurements, Nonrecurring [Member] - Level 3 [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring Assets - Fair Value	$ 313	$ 195
Nonaccrual Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring Assets - Fair Value	187	30
Nonaccrual Loans [Member] | LGD percentage [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring Assets - Fair Value	$ 112	$ 20
Nonaccrual Loans [Member] | LGD percentage [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss Severity	6.00%	8.10%
Nonaccrual Loans [Member] | LGD percentage [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss Severity	77.10%	73.30%
Nonaccrual Loans [Member] | LGD percentage [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss Severity	31.30%	58.60%
Nonaccrual Loans [Member] | Fair Value Of Collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring Assets - Fair Value	$ 75	$ 10
OREO and Foreclosed Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring Assets - Fair Value	107	137
OREO and Foreclosed Assets [Member] | Fair Value Of Collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring Assets - Fair Value	107	137
Insignificant Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring Assets - Fair Value	$ 19	$ 28